Share Capital, Share Premium and Shares Held in Treasury - Additional Information (Detail)		2 Months Ended	12 Months Ended
	Dec. 07, 2018 GBP (£)	Feb. 28, 2019 shares	Dec. 31, 2018 GBP (£) £ / shares shares	Dec. 31, 2018 GBP (£) € / shares shares	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016 GBP (£) shares
Disclosure of classes of share capital [line items]
Cancellation of treasury shares			930,780,110
Consideration amount for repurchases of shares | £			£ 700,000,000		£ 700,000,000	£ 700,000,000
Consideration amount for employee benefit trust shares purchased | £			43,000,000		39,000,000	29,000,000
Employee benefit trust shares purchase amount | £			90,000,000	£ 90,000,000	£ 82,000,000	£ 81,000,000
Authorised amount for Share repurchase | £			£ 100,000,000
RELX PLC [member]
Disclosure of classes of share capital [line items]
Repurchase of ordinary shares			26,900,000		23,100,000	29,200,000
Average price paid per share repurchased | £ / shares			£ 15.78
Consideration amount for repurchases of shares | £			£ 700,000,000		£ 700,000,000	£ 700,000,000
Employee benefit trust shares purchased			2,900,000
Shares held by the employee benefit trust			7,130,366	7,130,366	3,493,817	4,229,442
Shares held in treasury			42,023,020	42,023,020	60,077,786	59,415,287
Cancellation of treasury shares			45,000,000		22,460,000	33,700,000
Non-discretionary share repurchase commitment | £	£ 100,000,000
RELX PLC [member] | Ordinary Share Purchase [member]
Disclosure of classes of share capital [line items]
Repurchase of ordinary shares		6,000,000
RELX NV [member]
Disclosure of classes of share capital [line items]
Repurchase of ordinary shares			17,500,000		21,400,000	26,100,000
Average price paid per share repurchased | € / shares				£ 17.73
Consideration amount for repurchases of shares | £			£ 700,000,000		£ 700,000,000	£ 700,000,000